Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities and commitments	The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-
balance sheet:

	2023	2022
	£m	£m
Guarantees and letters of credit pledged as collateral security	17,353	17,760
Performance guarantees, acceptances and endorsements	7,987	6,445
Total contingent liabilities and financial guarantees	25,340	24,205
Of which: Financial guarantees and letters of credit carried at fair value	1,266	1,423

Documentary credits and other short-term trade related transactions	2,352	1,748
Standby facilities, credit lines and other commitments	388,085	393,760
Total commitments	390,437	395,508
Of which: Loan commitments carried at fair value	15,203	13,471